AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 25.5%
Electronic Equipment, Instruments & Components – 3.9%
Allegro MicroSystems, Inc.(a)	1,716,672	$41,732,296
Littelfuse, Inc.	244,315	56,009,214
Novanta, Inc.(a)	590,919	76,051,275

		173,792,785

IT Services – 3.8%
BigCommerce Holdings, Inc.(a) (b)	1,629,413	29,117,610
DigitalOcean Holdings, Inc.(a)	974,950	38,442,279
Shift4 Payments, Inc. - Class A(a) (b)	903,825	47,414,660
Switch, Inc. - Class A(b)	1,845,325	55,101,404

		170,075,953

Semiconductors & Semiconductor Equipment – 7.8%
Ambarella, Inc.(a)	368,130	30,216,110
Lattice Semiconductor Corp.(a)	1,572,125	75,524,885
MACOM Technology Solutions Holdings, Inc.(a)	1,175,585	59,896,056
Onto Innovation, Inc.(a) (b)	449,990	32,012,289
Semtech Corp.(a)	656,983	39,156,187
Silicon Laboratories, Inc.(a) (b)	407,391	54,961,120
Synaptics, Inc.(a)	396,524	58,860,022

		350,626,669

Software – 10.0%
Anaplan, Inc.(a)	719,833	46,781,947
Blackline, Inc.(a)	737,509	49,449,978
Braze, Inc.(a)	782,158	31,434,930
Enfusion, Inc.(a)	1,543,472	19,710,137
Manhattan Associates, Inc.(a)	525,700	68,630,135
Monday.com Ltd.(a) (b)	294,330	38,086,302
Rapid7, Inc.(a) (b)	806,711	77,057,035
Smartsheet, Inc. - Class A(a)	976,547	47,196,517
Varonis Systems, Inc.(a)	1,695,544	73,247,501

		451,594,482

		1,146,089,889

Health Care – 21.4%
Biotechnology – 8.5%
ADC Therapeutics SA(a) (b)	1,044,446	12,293,129
Arrowhead Pharmaceuticals, Inc.(a)	885,820	36,416,060
Ascendis Pharma A/S (Sponsored ADR)(a)	214,764	19,601,510
Blueprint Medicines Corp.(a)	518,199	30,236,912
Coherus Biosciences, Inc.(a)	1,943,891	17,572,775
Erasca, Inc.(a) (b)	1,292,214	9,407,318
Insmed, Inc.(a) (b)	1,448,091	31,814,559
Instil Bio, Inc.(a) (b)	655,725	4,635,976
Instil Bio, Inc. (Private Placement)	802,939	5,676,780
Intellia Therapeutics, Inc.(a)	603,986	29,613,434

Company	Shares	U.S. $ Value
iTeos Therapeutics, Inc.(a)	682,952	$18,227,989
Legend Biotech Corp. (ADR)(a)	604,802	24,282,800
Praxis Precision Medicines, Inc.(a) (b)	1,357,304	10,994,162
Recursion Pharmaceuticals, Inc.(a) (b)	1,947,818	12,076,472
Relay Therapeutics, Inc.(a) (b)	1,003,368	23,910,259
Turning Point Therapeutics, Inc. - Class I(a) (b)	637,401	18,765,085
Ultragenyx Pharmaceutical, Inc.(a)	315,280	22,287,143
Vir Biotechnology, Inc.(a) (b)	1,055,527	21,479,975
Y-mAbs Therapeutics, Inc.(a) (b)	1,729,125	14,524,650
Zentalis Pharmaceuticals, Inc.(a) (b)	666,184	17,667,200

		381,484,188

Health Care Equipment & Supplies – 7.6%
AtriCure, Inc.(a)	1,280,130	66,477,151
Figs, Inc.(a) (b)	1,745,661	27,337,051
iRhythm Technologies, Inc.(a)	463,050	57,126,478
Outset Medical, Inc.(a) (b)	1,850,077	64,530,686
Sight Sciences, Inc.(a) (b)	129,001	900,427
Silk Road Medical, Inc.(a) (b)	1,252,353	43,894,973
Tandem Diabetes Care, Inc.(a)	431,040	41,586,739
Treace Medical Concepts, Inc.(a)	1,960,936	38,434,346

		340,287,851

Health Care Providers & Services – 2.3%
Certara, Inc.(a) (b)	1,873,891	34,385,900
Inari Medical, Inc.(a)	877,322	70,799,885

		105,185,785

Health Care Technology – 0.9%
Health Catalyst, Inc.(a) (b)	2,293,000	38,155,520

Life Sciences Tools & Services – 1.3%
Repligen Corp.(a)	360,185	56,635,490

Pharmaceuticals – 0.8%
Intra-Cellular Therapies, Inc.(a)	741,220	37,513,144

		959,261,978

Industrials – 16.5%
Aerospace & Defense – 1.3%
Axon Enterprise, Inc.(a)	499,895	56,088,219

Building Products – 2.0%
AZEK Co., Inc. (The)(a) (b)	1,822,652	38,713,129
Simpson Manufacturing Co., Inc.(b)	470,596	48,786,687

		87,499,816

Commercial Services & Supplies – 1.9%
Tetra Tech, Inc.(b)	609,893	84,945,897

Construction & Engineering – 1.1%
Hayward Holdings, Inc.(a) (b)	3,136,556	49,871,240

Company	Shares	U.S. $ Value

Machinery – 4.8%
ITT, Inc.	683,176	$47,972,619
John Bean Technologies Corp.	616,479	72,676,709
Kornit Digital Ltd.(a) (b)	619,568	41,201,272
Middleby Corp. (The)(a)	349,434	53,774,398

		215,624,998

Professional Services – 1.5%
Insperity, Inc.	648,819	68,807,255

Road & Rail – 1.3%
Saia, Inc.(a)	286,084	58,921,861

Trading Companies & Distributors – 2.6%
Herc Holdings, Inc.	519,910	66,454,896
SiteOne Landscape Supply, Inc.(a)	362,784	51,163,428

		117,618,324

		739,377,610

Consumer Discretionary – 15.7%
Auto Components – 1.3%
Fox Factory Holding Corp.(a)	730,801	59,837,986

Hotels, Restaurants & Leisure – 5.4%
Hilton Grand Vacations, Inc.(a)	1,834,128	85,892,215
Life Time Group Holdings, Inc.(a) (b)	3,023,214	43,231,960
Planet Fitness, Inc.(a)	864,505	69,186,335
Wingstop, Inc.(b)	509,208	46,724,926

		245,035,436

Household Durables – 2.4%
Lovesac Co. (The)(a) (b)	925,089	40,555,902
Skyline Champion Corp.(a)	1,278,426	65,250,863

		105,806,765

Multiline Retail – 1.6%
Driven Brands Holdings, Inc.(a)	2,542,915	70,921,899

Specialty Retail – 5.0%
Five Below, Inc.(a) (b)	323,707	50,854,370
Floor & Decor Holdings, Inc. - Class A(a)	625,589	49,871,955
Lithia Motors, Inc. - Class A(b)	210,223	59,520,438
National Vision Holdings, Inc.(a) (b)	1,676,723	63,128,621

		223,375,384

		704,977,470

Financials – 9.3%
Banks – 2.3%
First Financial Bankshares, Inc.(b)	1,598,320	63,900,833
Live Oak Bancshares, Inc.(b)	895,902	37,923,532

		101,824,365

Company	Shares	U.S. $ Value

Capital Markets – 4.2%
Houlihan Lokey, Inc.(b)	713,866	$59,457,899
P10, Inc.(a)	1,804,456	21,833,918
StepStone Group, Inc.(b)	1,975,597	50,614,795
Stifel Financial Corp.	893,854	55,284,870

		187,191,482

Consumer Finance – 0.5%
Fisker, Inc.(a) (b)	2,458,565	24,733,164

Insurance – 2.3%
Ryan Specialty Group Holdings, Inc.(a) (b)	1,549,003	57,297,621
Trupanion, Inc.(a) (b)	755,470	48,063,001

		105,360,622

		419,109,633

Energy – 4.1%
Energy Equipment & Services – 1.4%
ChampionX Corp.(b)	1,639,674	34,597,122
Helmerich & Payne, Inc.	618,280	28,459,428

		63,056,550

Oil, Gas & Consumable Fuels – 2.7%
Magnolia Oil & Gas Corp.(b)	2,360,154	54,849,979
Matador Resources Co.	1,398,663	68,282,727

		123,132,706

		186,189,256

Consumer Staples – 2.6%
Food & Staples Retailing – 1.4%
Chefs’ Warehouse, Inc. (The)(a) (b)	1,788,631	65,463,894

Food Products – 1.2%
Freshpet, Inc.(a) (b)	389,825	36,390,164
Vital Farms, Inc.(a) (b)	1,471,154	16,918,271

		53,308,435

		118,772,329

Materials – 1.9%
Chemicals – 1.1%
Element Solutions, Inc.	2,461,566	50,757,491

Containers & Packaging – 0.8%
Ranpak Holdings Corp.(a)	2,254,075	33,991,451

		84,748,942

Total Common Stocks (cost $4,740,826,901)		4,358,527,107

INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares Russell 2000 Growth ETF(b) (c) (cost $25,210,620)	113,442	25,477,939

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.22%(c) (d) (e) (cost $116,388,407)	116,388,407	$116,388,407

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $4,882,425,928)		4,500,393,453

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.22%(c) (d) (e) (cost $97,153,895)	97,153,895	97,153,895

Total Investments – 102.3% (cost $4,979,579,823)(f)		4,597,547,348
Other assets less liabilities – (2.3)%		(104,068,011)

Net Assets – 100.0%		$4,493,479,337

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of April 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $398,919,914 and gross unrealized depreciation of investments was $(780,952,389), resulting in net unrealized depreciation of $(382,032,475).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

April 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$4,358,527,107	$—	$—	$4,358,527,107
Investment Companies	25,477,939	—	—	25,477,939
Short-Term Investments	116,388,407	—	—	116,388,407
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	97,153,895	—	—	97,153,895

Total Investments in Securities	4,597,547,348	—	—	4,597,547,348
Other Financial Instruments(b)	—	—	—	—

Total	$4,597,547,348	$—	$—	$4,597,547,348

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2022 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$117,127	$1,102,472	$1,103,211	$116,388	$36
Government Money Market Portfolio*	131,341	867,458	901,645	97,154	38
Total	$248,468	$1,969,930	$2,004,856	$213,542	$74

*	Investments of cash collateral for securities lending transactions